Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
13.	INTANGIBLE ASSETS, NET

The Company’s intangible assets used to conduct day-to-day business are recorded at cost less accumulated amortization. Amortization expense is calculated using straight-line method over the estimated useful life below:

	Useful Life Years	December 31, 2018	December 31, 2017

Credit rating system	10	$54,868	$57,988
Software license	10	5,021	5,306
Loan platform	10	28,233	29,839
Less: Accumulated amortization		(20,551)	(12,406)
Intangible assets, net		$67,571	$80,729

Amortization expense totaled US$9,160, US$8,009 and US$4,003 for the years ended December 31, 2018, 2017 and 2016, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

Amortization expenses

Twelve months ending December 31, 2019	$8,812
Twelve months ending December 31, 2020	8,812
Twelve months ending December 31, 2021	8,812
Twelve months ending December 31, 2022	8,812
Twelve months ending December 31, 2023 and thereafter	32,323
$67,571